Stockholders' (Deficit) Equity (Private Placements of Common Stock) (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Aug. 15, 2016	Dec. 03, 2015	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	May 12, 2016
Class of Stock [Line Items]
Shares issued (shares)		437,500
Share price (in dollars per share)		$ 9.4
Common stock offerings		$ 4,112	$ 0	$ 1,757	$ 4,117	$ 0
Shares of stock reverted to company	4,200				4,200
DDGG
Class of Stock [Line Items]
Reduction to non-controlling interest					$ 378
Preferred Stock | DDGG | Series A Preferred Stock
Class of Stock [Line Items]
Share price (in dollars per share)							$ 1
Preferred Stock | DDGG | Sportech | Series A Preferred Stock
Class of Stock [Line Items]
Share price (in dollars per share)			$ 1		$ 1		$ 1
Common stock offerings			$ 121		$ 257
Affiliated Entity
Class of Stock [Line Items]
Share price (in dollars per share)		$ 9.4